Fair Value of Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments and Fair Value Measurements [Abstract]
Carrying amount and estimated fair values of financial instruments
The carrying amount and estimated fair values of the Company's financial instruments as of December 31 are as follows:

	2012					2011
	Carrying	Estimated	Level			Carrying	Estimated
	Amount	Fair Value	1	2	3	Amount	Fair Value
	(in Thousands)
Assets
Cash and Short-Term Investments	$71,041	$71,041	$71,041	$-	$-	$112,329	$112,329
Investment Securities Available for Sale	268,300	268,300	-	267,162	1,138	303,891	303,891
Investment Securities Held to Maturity	41	42	-	42	-	46	46
Federal Home Loan Bank Stock	3,364	3,364	3,364	-	-	5,398	5,398
Loans, Net	734,079	735,115	-	713,109	22,006	700,614	702,438

Liabilities
Deposits	979,685	982,215	486,775	495,440	-	999,985	1,003,648
Subordinated Debentures	24,229	24,229	24,229	-	-	24,229	24,229
Other Borrowed Money	35,000	38,424	-	38,424	-	71,000	74,720

Assets and liabilities measured at fair value on a recurring basis
Assets and Liabilities Measured at Fair Value on a Recurring Basis - The following table presents the recorded amount of the Company's assets measured at fair value on a recurring and nonrecurring basis as of December 31, 2012 and 2011, aggregated by the level in the fair value hierarchy within which those measurements fall.  The table below includes only impaired loans with a specific reserve and only other real estate properties with a valuation allowance at December 31, 2012.  Those impaired loans and other real estate properties are shown net of the related specific reserves and valuation allowances.

		Fair Value Measurements at Reporting Date Using
2012	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Recurring Securities Available for Sale
U.S. Government Agencies Mortgage-Backed	$263,059,074	$-	$263,059,074	$-
State, County and Municipal	4,004,010	-	2,998,199	1,005,811
Corporate Obligations	1,104,900	-	1,104,900	-
Asset-Backed Securities	132,427	-	-	132,427

	$268,300,411	$-	$267,162,173	$1,138,238
Nonrecurring
Impaired Loans	$22,006,150	$-	$-	$22,006,150

Other Real Estate	$8,817,204	$-	$-	$8,817,204

2011

Recurring Securities Available for Sale
U.S. Government Agencies Mortgage-Backed	$294,060,799	$-	$294,060,799	$-
State, County and Municipal	7,583,691	-	7,583,691	-
Corporate Obligations	2,113,930	-	1,123,930	990,000
Asset-Backed Securities	132,427	-	-	132,427

	$303,890,847	$-	$302,768,420	$1,122,427
Nonrecurring
Impaired Loans	$17,250,312	$-	$-	$17,250,312

Other Real Estate	$5,094,081	$-	$-	$5,094,081

Quantitative information for financial instruments measured at fair value
The following table presents quantitative information about the significant unobservable inputs used in the fair value measurements for assets in level 3 of the fair value hierarchy measured on a nonrecurring basis at December 31, 2012.  This table is comprised primarily of collateral dependent impaired loans and other real estate owned:

	December 31, 2012	Valuation Techniques	Unobservable Inputs	Range (Weighted Avg)

Impaired Loans
Commercial	$ 1,030,877	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(45.00%)-80.00% (17.50%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00%-80.00% (40.00%)

		Income Approach	Capitalization Rate	8.50%

Real Estate
Commercial Construction	5,885,060	Sales Comparison	Adjustment for Differences Between the Comparable Sales	0.00%-45.00% (22.50%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00%-40.00% (20.00%)

		Income Approach	Discount Rate	7.94%

Residential Real Estate	3,581,317	Sales Comparison	Adjustment for Differences Between the Comparable Sales	0.00%-24.00% (12.00%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00%-40.00% (20.00%)

		Income Approach	Capitalization Rate	8.90%

Commercial Real Estate	11,508,896	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(7.40%)-73.70% (32.95%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00%-40.00% (20.00%)

		Income Approach	Capitalization Rate	9.50%

			Discount Rate	5.13%

Other Real Estate Owned	8,817,204	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(35.00%)-129.50% (47.25%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	3.10%-61.32% (32.33%)

		Income Approach	Discount Rate	3.00%

The following table presents quantitative information about recurring level 3 fair value measurements as of December 31, 2012.

	Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Avg)

Asset-Back Securities	$132,427	Discounted Cash Flow	Discount Rate	2.95%-3.42% (3.19%)

State, County and Municipal	1,005,811	Discounted Cash Flow	Discount Rate or Yield	N/A*

*  The Company relies on a third-party pricing service to value its municipal securities.  The details of the unobservable inputs and other adjustments used by the third-party pricing service were not readily available to the Company.

Fair value measurement using significant unobservable inputs (Level 3)
The following table presents a reconciliation and statement of income classification of gains and losses for all assets measured at fair value on a recurring basis using significant unobservable inputs (level 3) for the years ended December 31, 2012, 2011 and 2010.

	Available for Sale Securities
	2012	2011	2010

Balance, Beginning	$1,122,427	$1,016,997	$982,427
Total Realized/Unrealized Gains (Losses) Included In Purchases, Sales, Issuances and Settlements
Transfers into Level 3	788,933	-	-
Securities Purchased During the Year	208,245	-	-
Securities Called During the Year	(1,000,000)	-	-
Unrealized Gains Included in Other Comprehensive Income	78,201	158,488	34,570
Loss on OTTI Impairment Included in Noninterest Income	(59,568)	(53,058)	-

Balance, Ending	$1,138,238	$1,122,427	$1,016,997